Pensions and other post-employment benefits - Defined benefit obligation funding arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions analysis
Defined benefit obligation	€ 16,868	€ 18,312
Wholly funded
Actuarial assumptions analysis
Defined benefit obligation	12,782	14,330
Partly funded
Actuarial assumptions analysis
Defined benefit obligation	3,149	3,009
Unfunded
Actuarial assumptions analysis
Defined benefit obligation	€ 937	€ 973